Condensed Financial Information of Registrant (Details 7) (Parent Company [Member], Subsequent Event [Member], USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Oct. 01, 2012
Subsequent Events [Abstract]
Investment in Exeter	$ 750
Senior Notes [Member]
Subsequent Events [Abstract]
Debt Instrument, Face Amount	750	250
Debt Instrument, Maturity Date	Oct. 01, 2019
Debt Instrument, Interest Rate, Stated Percentage		3.57%
Senior Notes [Member] | Matured Debt [Member]
Subsequent Events [Abstract]
Debt Instrument, Face Amount	250
Senior Notes [Member] | Outstanding Debt [Member]
Subsequent Events [Abstract]
Debt Instrument, Face Amount	$ 500
Debt Instrument, Maturity Date	Jun. 01, 2014
Debt Instrument, Interest Rate, Stated Percentage	6.44%